Biological assets - Biological assets measured at fair value (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of fair value measurement of assets [line items]
Biological assets	$ 167,994	$ 145,404	$ 111,818
Cattle for dairy production
Disclosure of fair value measurement of assets [line items]
Biological assets	8,989	6,584
Cattle for dairy production | Level 1
Disclosure of fair value measurement of assets [line items]
Biological assets	0	0
Cattle for dairy production | Level 2
Disclosure of fair value measurement of assets [line items]
Biological assets	8,989	6,584
Cattle for dairy production | Level 3
Disclosure of fair value measurement of assets [line items]
Biological assets	0	0
Breeding cattle
Disclosure of fair value measurement of assets [line items]
Biological assets	3,713	2,034
Breeding cattle | Level 1
Disclosure of fair value measurement of assets [line items]
Biological assets	3,713	2,034
Breeding cattle | Level 2
Disclosure of fair value measurement of assets [line items]
Biological assets	0	0
Breeding cattle | Level 3
Disclosure of fair value measurement of assets [line items]
Biological assets	0	0
Other cattle
Disclosure of fair value measurement of assets [line items]
Biological assets	652	642
Other cattle | Level 1
Disclosure of fair value measurement of assets [line items]
Biological assets	0	0
Other cattle | Level 2
Disclosure of fair value measurement of assets [line items]
Biological assets	652	642
Other cattle | Level 3
Disclosure of fair value measurement of assets [line items]
Biological assets	0	0
Sown land – sugarcane
Disclosure of fair value measurement of assets [line items]
Biological assets	93,178	82,380
Sown land – sugarcane | Level 1
Disclosure of fair value measurement of assets [line items]
Biological assets	0	0
Sown land – sugarcane | Level 2
Disclosure of fair value measurement of assets [line items]
Biological assets	0	0
Sown land – sugarcane | Level 3
Disclosure of fair value measurement of assets [line items]
Biological assets	93,178	82,380
Sown land – crops
Disclosure of fair value measurement of assets [line items]
Biological assets	31,745	28,189
Sown land – crops | Level 1
Disclosure of fair value measurement of assets [line items]
Biological assets	0	0
Sown land – crops | Level 2
Disclosure of fair value measurement of assets [line items]
Biological assets	0	0
Sown land – crops | Level 3
Disclosure of fair value measurement of assets [line items]
Biological assets	31,745	28,189
Sown land – rice
Disclosure of fair value measurement of assets [line items]
Biological assets	29,717	25,575
Sown land – rice | Level 1
Disclosure of fair value measurement of assets [line items]
Biological assets	0	0
Sown land – rice | Level 2
Disclosure of fair value measurement of assets [line items]
Biological assets	0	0
Sown land – rice | Level 3
Disclosure of fair value measurement of assets [line items]
Biological assets	$ 29,717	$ 25,575